Derivative Financial Instruments (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 21, 2014	Dec. 31, 2012
Derivative [Line Items]
Warrant liability	$ 3,203,465	$ 1,832,945
Fair value of 2013 PPM warrants reclassified from liability to equity	3,166,482	0
Change in fair value of derivative	7,845,214	(251,847)
Warrant [Member]
Derivative [Line Items]
Common Shares linked to Derivative Warrants	35,910,554	14,360,276		128,350
Class of warrant or right, issuance of warrants to investors in private placement	35,786,750	14,236,472
Class of Warrant or Right, Shares, Exchange of Warrants for Common Stock		(4,546)
Reclass of private placement warrants to equity	(14,236,472)
Change in fair value of derivative, shares	0	0
Warrant liability	3,203,465	1,832,945		2,750
Class of Warrant or Right, Exchange of Warrants for Common Stock		0
Fair value of 2013 PPM warrants reclassified from liability to equity	(3,166,482)
Change in fair value of derivative	(7,845,214)	(514,704)
2013 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Class of warrant or right, issued in private placement		2,344,899
2014 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Class of warrant or right, issued in private placement			$ 12,382,216